Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Fees	Total Payments
Total		$ 52,756,175	$ 1,716,558	$ 54,472,733
UNITED STATES
Total			124,463	124,463
UNITED STATES | U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]
Total	[1]		124,463	124,463
MEXICO
Total		52,756,175	1,592,095	54,348,270
MEXICO | Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	52,310,171	1,116,720	53,426,891
MEXICO | Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		$ 475,375	475,375
MEXICO | Municipio de Ensenada (City of Ensenada) [Member]
Total	[2]	$ 446,004		$ 446,004

[1]	Payments made by Southern California Gas Company, which is included in Sempra’s Sempra California reportable segment.
[2]	Payments made by Sempra Infrastructure in Mexican pesos, which were converted to U.S. dollars using the exchange rate existing at the time each payment was made.